CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND

Schedule of Investments		July 31, 2022 (unaudited)
99.73%	COMMON STOCKS(A)	Shares	Fair Value

3.40%	BEVERAGES
	Brown-Forman Corp. - Class B . . . . .	17,290	$ 1,283,264
	The Coca-Cola Co. . . . . . . . . . . .	17,751	1,139,082
			2,422,346
7.58%	CONSUMER DISCRETIONARY
	Genuine Parts Co. . . . . . . . . . . .	8,667	1,324,924
	Lowe’s Cos., Inc. . . . . . . . . . . . .	5,878	1,125,813
	McDonald’s Corp. . . . . . . . . . . .	4,630	1,219,403
	Target Corp. . . . . . . . . . . . . . .	4,793	783,080
	VF Corp. . . . . . . . . . . . . . . .	21,222	948,199
3.50%	ENERGY		5,401,419

	Chevron Corp. . . . . . . . . . . . . .	7,197	1,178,725
	Exxon Mobil Corp. . . . . . . . . . . .	13,606	1,318,830
			2,497,555
10.48%	FINANCIAL
	Aflac, Inc. . . . . . . . . . . . . . . .	18,278	1,047,329
	Brown & Brown, Inc. . . . . . . . . . .	17,101	1,113,275
	Chubb Ltd. . . . . . . . . . . . . . .	5,620	1,060,157
	Cincinnati Financial Corp. . . . . . . . .	8,476	825,054
	Franklin Resources, Inc. . . . . . . . . .	43,891	1,204,808
	S&P Global, Inc. . . . . . . . . . . . .	3,051	1,150,013
	T. Rowe Price Group, Inc. . . . . . . . .	8,628	1,065,299
			7,465,935
10.08%	FOOD & STAPLE RETAILING
	Archer-Daniels-Midland Co. . . . . . . .	12,565	1,040,005
	Hormel Foods Corp. . . . . . . . . . .	21,618	1,066,632
	McCormick & Co., Inc. . . . . . . . . .	11,325	989,239
	The Procter & Gamble Co. . . . . . . .	7,183	997,791
	Sysco Corp. . . . . . . . . . . . . . .	13,044	1,107,436
	Walgreens Boots Alliance, Inc. . . . . . .	25,434	1,007,695
	Walmart, Inc. . . . . . . . . . . . . . .	7,384	975,057
			7,183,855

QUARTERLY REPORT

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND

Schedule of Investments - continued		July 31, 2022 (unaudited)
10.68%	HEALTH CARE	Shares	Fair Value

	Abbott Laboratories . . . . . . . . . .	9,681	$ 1,053,680
	AbbVie, Inc. . . . . . . . . . . . . . .	7,473	1,072,450
	Becton, Dickinson and Co. . . . . . . .	4,542	1,109,656
	Cardinal Health, Inc. . . . . . . . . . .	18,912	1,126,399
	Johnson & Johnson . . . . . . . . . .	6,380	1,113,438
	Medtronic PLC . . . . . . . . . . . . .	10,745	994,127
	West Pharmaceutical Services, Inc. . . . .	3,312	1,137,871
			7,607,621
7.70%	HOUSEHOLD PRODUCTS
	Church & Dwight Co., Inc. . . . . . . . .	11,268	991,246
	The Clorox Co. . . . . . . . . . . . . .	7,689	1,090,608
	Colgate-Palmolive Co. . . . . . . . . .	14,282	1,124,565
	Kimberly-Clark Corp. . . . . . . . . . .	8,362	1,102,028
	PepsiCo, Inc. . . . . . . . . . . . . .	6,728	1,177,131
			5,485,578
20.32%	INDUSTRIAL
	3M Co. . . . . . . . . . . . . . . . .	7,765	1,112,259
	A.O. Smith Corp. . . . . . . . . . . . .	17,891	1,131,964
	Caterpillar, Inc. . . . . . . . . . . . . .	5,355	1,061,629
	Cintas Corp. . . . . . . . . . . . . . .	2,839	1,207,966
	Dover Corp. . . . . . . . . . . . . . .	8,100	1,082,808
	Emerson Electric Co. . . . . . . . . . .	12,375	1,114,616
	Expeditors International of Washington,
	Inc. . . . . . . . . . . . . . . . . .	11,649	1,237,706
	General Dynamics Corp. . . . . . . . .	4,851	1,099,576
	Illinois Tool Works, Inc. . . . . . . . . .	5,696	1,183,401
	Pentair PLC . . . . . . . . . . . . . .	21,987	1,074,944
	Roper Technologies, Inc. . . . . . . . .	2,551	1,113,945
	Stanley Black & Decker, Inc. . . . . . . .	8,186	796,743
	W.W. Grainger, Inc. . . . . . . . . . . .	2,320	1,260,990
			14,478,547
3.29%	INFORMATION TECHNOLOGY
	Automatic Data Processing, Inc. . . . . .	5,182	1,249,484
	International Business Machines Corp. . .	8,378	1,095,759
			2,345,243

QUARTERLY REPORT

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND

Schedule of Investments - continued		July 31, 2022 (unaudited)
13.14%	MATERIALS	Shares	Fair Value

	Air Products & Chemicals, Inc. . . . . . .	4,768	$1,183,561
	Albemarle Corp. . . . . . . . . . . . .	5,773	1,410,402
	Amcor PLC . . . . . . . . . . . . . .	100,024	1,295,311
	Ecolab, Inc. . . . . . . . . . . . . . .	6,611	1,091,939
	Linde PLC . . . . . . . . . . . . . . .	3,740	1,129,480
	Nucor Corp. . . . . . . . . . . . . . .	7,192	976,673
	PPG Industries, Inc. . . . . . . . . . . .	8,719	1,127,279
	The Sherwin-Williams Co. . . . . . . . .	4,729	1,144,134
			9,358,779
4.37%	REAL ESTATE
	Essex Property Trust, Inc. . . . . . . . .	3,295	944,116
	Federal Realty Investment Trust . . . . .	9,510	1,004,351
	Realty Income Corp. . . . . . . . . . .	15,750	1,165,342
			3,113,809
5.19%	UTILITIES
	Atmos Energy Corp. . . . . . . . . . .	9,758	1,184,524
	Consolidated Edison, Inc. . . . . . . . .	12,004	1,191,637
	NextEra Energy, Inc. . . . . . . . . . .	15,663	1,323,367
			3,699,528
99.73%	TOTAL COMMON STOCKS(A) . . . . . . . . . . . . . .		71,060,215
0.27%	MONEY MARKET FUNDS
	Federated Treasury Obligations Fund
	Institutional Class 2.05%* . . . . . . .	194,256	194,256
100.00%	TOTAL INVESTMENTS . . . . . . . . . . . . . . . .		71,254,471
0.00%	Liabilities, in excess of other assets . . . . . . . . . . . . . . . . . . . . . .		(8,389)
100.00%	NET ASSETS . . . . . . . . . . . . . . . . . . . . .		$71,246,082

* Effective 7 day yield as of July 31, 2022

(A)All or a portion of securities are held as collateral for options written

QUARTERLY REPORT

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND

Schedule of Investments - continued			July 31, 2022 (unaudited)
(0.12%) OPTIONS WRITTEN
	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
CALL OPTIONS
Abbott Laboratories .	7	$(76,188)	$109.00	07/30/22 $	(154)
Abbvie, Inc. . . . . .	4	(57,404)	148.00	07/30/22	(64)
Aflac, Inc. . . . . .	14	(80,220)	55.00	07/30/22	(3,262)
Archer-Daniels-
Midland Co. . . .	6	(49,662)	74.00	07/30/22	(5,280)
Automatic Data
Processing, Inc. . .	2	(48,224)	220.00	07/30/22	(4,230)
Becton, Dickinson
and Co. . . . . .	3	(73,293)	242.50	07/30/22	(1,440)
Cardinal Health, Inc. .	17	(101,252)	57.00	07/30/22	(4,335)
Caterpillar, Inc. . . .	2	(39,650)	177.50	07/30/22	(4,200)
Chevron Corp. . . .	3	(49,134)	144.00	07/30/22	(5,925)
The Clorox Co. . . .	7	(99,288)	148.00	07/30/22	(70)
The Coca-Cola Co. .	9	(57,753)	61.00	07/30/22	(2,907)
Colgate-Palmolive Co.	7	(55,118)	77.00	07/30/22	(1,225)
Emerson Electric Co. .	9	(81,063)	83.00	07/30/22	(6,435)
Exxon Mobile Corp. .	5	(48,465)	87.00	07/30/22	(4,950)
General Dynamics
Corp. . . . . . .	3	(68,001)	217.50	07/30/22	(2,730)
Hormel Foods Corp. .	13	(64,142)	47.00	07/30/22	(3,055)
IBM . . . . . . . .	7	(91,553)	128.00	07/30/22	(1,911)
Illinois Tool Works, Inc.	3	(62,328)	190.00	07/30/22	(5,340)
Johnson & Johnson .	8	(139,616)	172.50	07/30/22	(1,648)
Kimberly-Clark Corp. .	4	(52,716)	132.00	07/30/22	(80)
Lowes Corp. . . . .	3	(57,459)	195.00	07/30/22	(3)
McDonald’s Corp. . .	3	(79,011)	252.50	07/30/22	(3,360)
Medtronic Plc. . . .	7	(64,764)	90.00	07/30/22	(1,799)
3M Co. . . . . . . .	4	(57,296)	134.00	07/30/22	(3,720)
Nucor Corp. . . . .	2	(27,160)	120.00	07/30/22	(3,154)
PepsiCo., Inc. . . . .	8	(139,968)	170.00	07/30/22	(4,104)
PPG Industries, Inc. .	4	(51,716)	127.00	07/30/22	(908)
The Procter &
Gamble Co. . . .	4	(55,564)	142.00	07/30/22	(4)

QUARTERLY REPORT

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND

Schedule of Investments - continued				July 31, 2022 (unaudited)
		Number
		of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value
	S&P Global, Inc. . . .	2	$(75,386)	$362.50	07/30/22	$(2,780)
	Sysco Corp. . . . .	10	(84,900)	87.00	07/30/22	(50)
	Target Corp. . . . .	3	(49,014)	157.50	07/30/22	(1,800)
	VF Corp. . . . . . .	6	(26,808)	47.50	07/30/22	(60)
	Walgreens Boots . .	15	(59,430)	38.50	07/30/22	(1,725)
	Walmart, Inc. . . . .	6	(79,230)	132.00	07/30/22	(66)
(0.12%)	TOTAL CALL OPTIONS WRITTEN . . . . .			. . . .	. . . . . .
						(82,774)

(0.12%)	TOTAL OPTIONS WRITTEN . . . . . . . .			. . . .	. . . . .	$(82,774)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2022:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
COMMON STOCKS . . . .	$71,060,215	$—	$—	$71,060,215
MONEY MARKET FUNDS .	194,256	—	—	194,256
TOTAL INVESTMENTS . . .	$71,254,471	$—	$—	$71,254,471
OPTIONS WRITTEN . . . .
	$—	$(82,774)	$—	$(82,774)

QUARTERLY REPORT

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND

Schedule of Investments - continued	July 31, 2022 (unaudited)

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2022.

At July 31, 2022 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $52,348,640 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . . .	$ 19,508,820
Gross unrealized depreciation . . . .	(685,763)
Net unrealized appreciation . . . . .	$ 18,823,057

QUARTERLY REPORT